13F-HR
03/31/13
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 500
		Charlottesville, VA 22902-5096

13F File Number:  028-01127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Senior Vice President
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	/s/ Jennifer King	Charlottesville, VA		May 8, 2013

Report Type (check only one.):

[X ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			93
Form 13F Information Table Value Total:		$383,539,000


List of Other Included Managers:


			          FORM 13F INFORMATION TABLE
							VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

Abbott Labs		COM		002824100	6822	193150	SH		SOLE		153670		39480
AbbVie Inc		COM		00287Y109	6871	168510	SH		SOLE		129130		39380
Actavis Inc		COM		00507K103	9268	100620	SH		SOLE		85160		15460
Affiliated Managers Grp	COM		008252108	7012	45660	SH		SOLE		34250		11410
Akorn Inc		COM		009728106	934	67600	SH		SOLE		43800		23800
Alliance Data Systems 	COM		018581108	11550	71350	SH		SOLE		57010		14340
American Wtr Wks Co Inc COM		030420103	1680	40550	SH		SOLE		25050		15500
Ashland Inc New		COM		044209104	1545	20800	SH		SOLE		13500		7300
Atwood Oceanics Inc	COM		050095108	950	18100	SH		SOLE		10800		7300
Automatic Data Process	COM		053015103	200	3080	SH		SOLE		850		2230
Baxter Intl Inc		COM		071813109	275	3790	SH		SOLE		1000		2790
Beacon Roofing Supply 	COM		073685109	1817	47000	SH		SOLE		30600		16400
Becton Dickinson & Co	COM		075887109	222	2330	SH		SOLE		680		1650
Bristow Group Inc	COM		110394103	1411	21400	SH		SOLE		12700		8700
Cameron Intl Corp	COM		13342B105	5990	91880	SH		SOLE		75350		16530
CBRE Group Inc		CL A		12504L109	1758	69650	SH		SOLE		45150		24500
CBS Corp New		CL B		124857202	8559	183320	SH		SOLE		151220		32100
Central Fd Cda Ltd	CL A		153501101	2183	112720	SH		SOLE		110770		1950
Central Goldtrust	TR UNIT		153546106	4343	73090	SH		SOLE		73090		0
Chevron Corp New	COM		166764100	337	2840	SH		SOLE		940		1900
Church & Dwight Inc	COM		171340102	1337	20700	SH		SOLE		12300		8400
Coca Cola Co		COM		191216100	3578	88500	SH		SOLE		69620		18880
Coinstar Inc		COM		19259P300	1384	23700	SH		SOLE		14600		9100
Colgate Palmolive Co	COM		194162103	10056	85200	SH		SOLE		68180		17020
Comcast Corp New 	CL A		20030N101	9562	227780	SH		SOLE		183200		44580
Costco Whsl Corp New	COM		22160K105	9469	89240	SH		SOLE		72130		17110
CVS Caremark CorporationCOM		126650100	11584	210660	SH		SOLE		172460		38200
Davita HealthcareI	COM		23918K108	5914	49870	SH		SOLE		40490		9380
Dicks Sporting Goods IncCOM		253393102	6937	146670	SH		SOLE		114070		32600
Discover Finl Svcs	COM		254709108	4167	92950	SH		SOLE		76450		16500
Eastman Chem Co		COM		277432100	3074	44000	SH		SOLE		36170		7830
EBAY Inc		COM		278642103	13566	250210	SH		SOLE		205610		44600
Ensco Plc 		SHS CLASS A	G3157S106	5944	99070	SH		SOLE		81470		17600
Euronet Worldwide Inc	COM		298736109	1517	57600	SH		SOLE		36200		21400
F M C Corp		COM NEW		302491303	7617	133570	SH		SOLE		105980		27590
FEI Co			COM		30241L109	1926	29850	SH		SOLE		19350		10500
Flowserve Corp		COM		34354P105	7110	42400	SH		SOLE		33380		9020
Genuine Parts Co	COM 		372460105	284	3650	SH		SOLE		1000		2650
Google Inc		CL A		38259P508	8236	10371	SH		SOLE		8495		1876
Grand Canyon Ed Inc	COM		38526M106	1491	58750	SH		SOLE		38050		20700
Hologic Inc		COM		436440101	6789	300440	SH		SOLE		248840		51600
Hunt J B Trans Svcs Inc	COM		445658107	1381	18550	SH		SOLE		11550		7000
Ingersoll-Rand PLC 	SHS  		G47791101	8376	152280	SH		SOLE		125980		26300
International Bus Machs	COM		459200101	317	1489	SH		SOLE		769		720
IPG Photonics Corp	COM		44980X109	883	13300	SH		SOLE		7900		5400
ITC Hldgs Corp		COM		465685105	1151	12900	SH		SOLE		7700		5200
Jarden Corp		COM		471109108	929	21700	SH		SOLE		12900		8800
Johnson & Johnson	COM		478160104	8556	104950	SH		SOLE		94710		10240
Liberty Interactive CorpINT COM SER A	53071M104	7976	373260	SH		SOLE		294160		79100
LKQ Corp		COM		501889208	1198	55100	SH		SOLE		36270		18830
Madden Steven Ltd	COM		556269108	1435	33200	SH		SOLE		21000		12200
Manitowoc Inc		COM		563571108	941	45800	SH		SOLE		27200		18600
Mastec Inc		COM		576323109	1783	61200	SH		SOLE		39200		22000
Mastercard Inc 		CL A		57636Q104	7877	14558	SH		SOLE		11988		2570
McDonalds Corp		COM		580135101	255	2560	SH		SOLE		690		1870
McKesson Corp		COM		58155Q103	8210	76050	SH		SOLE		58990		17060
Mentor Graphics Corp	COM		587200106	1516	84000	SH		SOLE		52900		31100
Microsemi Corp		COM		595137100	1422	61400	SH		SOLE		36500		24900
Microsoft Corp		COM		594918104	3225	112750	SH		SOLE		93150		19600
Motorola Solutions Inc	COM NEW		620076307	8108	126630	SH		SOLE		101930		24700
Neustar Inc		CL A		64126X201	1551	33350	SH		SOLE		22050		11300
Newmont Mining Corp	COM		651639106	530	12670	SH		SOLE		10220		2450
Nvidia Corp		COM		67066G104	1566	122100	SH		SOLE		72800		49300
NXP Semiconductors NV	COM		N6596X109	6810	224840	SH		SOLE		181440		43400
Oceaneering Intl Inc	COM		675232102	1597	24050	SH		SOLE		15650		8400
Oracle Corp		COM		68389X105	8389	259510	SH		SOLE		210810		48700
Parexel Intl Corp	COM		699462107	1071	27100	SH		SOLE		16200		10900
Peregrine Semiconductor COM		71366R703	99	10157	SH		SOLE		10157		0
PerkinElmer Inc		COM		714046109	1268	37700	SH		SOLE		24800		12900
Pfizer Inc		COM		717081103	203	7060	SH		SOLE		2060		5000
Philip Morris Intl Inc	COM		718172109	7365	79450	SH		SOLE		65350		14100
Pier 1 Imports Inc	COM		720279108	1414	61500	SH		SOLE		36800		24700
PNC Finl Svcs Group Inc	COM		693475105	203	3060	SH		SOLE		890		2170
Polaris Inds Inc 	COM		731068102	1930	20870	SH		SOLE		13870		7000
Portfolio Recovery AssocCOM		73640Q105	1835	14460	SH		SOLE		9640		4820
Precision Castparts CorpCOM		740189105	7873	41525	SH		SOLE		34015		7510
PVH Corp		COM		693656100	1118	10470	SH		SOLE		7050		3420
Qualcomm Inc		COM		747525103	14768	220620	SH		SOLE		181320		39300
Quanta Svcs Inc		COM		74762E102	10694	374200	SH		SOLE		291100		83100
RENN Global Entrepenrs	COM		759720105	258	155800	SH		SOLE		155800		0
Scripps Networks InteracCL A COM	811065101	7335	114010	SH		SOLE		89610		24400
Signature Bk New York NYCOM		82669G104	1638	20800	SH		SOLE		13100		7700
Solarwinds Inc		COM		83416B109	1134	19200	SH		SOLE		11500		7700
Target Corp		COM		87612E106	4416	64520	SH		SOLE		53320		11200
Tetra Tech Inc New	COM		88162G103	1521	49900	SH		SOLE		32800		17100
Thermo Fisher ScientificCOM		883556102	7777	101680	SH		SOLE		91380		10300
Union Pac Corp		COM		907818108	9757	68515	SH		SOLE		55995		12520
United Rentals Inc	COM		911363109	9426	171480	SH		SOLE		136080		35400
V F Corp		COM		918204108	214	1280	SH		SOLE		380		900
Valmont Inds Inc	COM		920253101	1324	8420	SH		SOLE		5020		3400
Valspar Corp		COM		920355104	5563	89370	SH		SOLE		70480		18890
West Pharmaceutical SvscCOM		955306105	1795	27650	SH		SOLE		17850		9800
Yamana Gold Inc		COM		98462Y100	289	18860	SH		SOLE		18860		0

By (Signature and Title)*  /s/ Jennifer King
			Jennifer King, Senior Vice President

Date: May 8, 2013